Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Statement [Line Items]
Net of income tax (provision), Reclassification to earnings of net losses related to divestitures	$ 0	$ 0	$ 0
Net of income tax provision, reclassification to earnings of (gains)	10	3	3
Net of income tax (provision) gains on derivatives designated as cash flow hedges	172	357	46
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	50	49	28
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	48	(35)	(80)
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	0	(4)	0
Net of income tax (provision) recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(24)	(9)	89
Net of income tax (provision) of gain on re measurement of pension and other employee future benefit plans.	(60)	(58)	(99)
Debt securities [member]
Statement [Line Items]
Net of income tax (provision) recovery, unrealized gains(losses) on fair value through OCI securities	$ 22	$ 54	$ (20)